Accounts Receivable, Net (Details) - Schedule of movement of allowance for doubtful accounts - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of movement of allowance for doubtful accounts [Abstract]
Balance at beginning of year	¥ 838	¥ 1,815	¥ 1,565
Additions for the year	50	524	250
Reversal for the year		(1,511)
Foreign currency translation difference	(10)	10
Balance at the end of year	¥ 878	¥ 838	¥ 1,815